Lease - Aggregate future minimum rental payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Aggregate future minimum rental payments under non cancelable agreement
2022	¥ 87,859
2023	59,869
2024	22,386
2025	16,852
2026	11,059
Total minimum lease payment	198,025
Less: imputed interest	(13,211)
Total lease liabilities	¥ 184,814	¥ 94,521